UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-21488

Cohen & Steers Global Infrastructure Fund, Inc.

Exact Name of Registrant (as specified in charter)

280 Park Avenue New York, NY	10017
Address of Principal Executive Office	(Zip code)

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares/Units	Value
COMMON STOCK	96.8%
AUSTRALIA	2.3%
ELECTRIC—REGULATED ELECTRIC
Spark Infrastructure Group(a)		3,475,569	$6,410,441

BERMUDA	0.4%
DIVERSIFIED
Hudson Ltd., Class A (USD)(b)		75,000	1,193,250

BRAZIL	3.3%
RAILWAYS	1.6%
Rumo SA(b)		1,104,002	4,397,348

WATER	1.7%
Cia de Saneamento Basico do Estado de Sao Paulo		458,448	4,860,192

TOTAL BRAZIL			9,257,540

CANADA	7.9%
PIPELINES—C-CORP	5.9%
Enbridge		362,110	11,388,751
Keyera Corp.		2,616	68,042
Pembina Pipeline Corp.		163,319	5,095,994

			16,552,787

RAILWAYS	2.0%
Canadian Pacific Railway Ltd.		30,830	5,436,858

TOTAL CANADA			21,989,645

CHINA	1.6%
TOLL ROADS
Jiangsu Expressway Co., Ltd., Class H (HKD)(a)		3,188,000	4,526,231

FRANCE	3.8%
TOLL ROADS
Eiffage SA(a)		52,080	5,931,454
Vinci SA(a)		45,797	4,510,776

TOTAL FRANCE			10,442,230

GERMANY	1.6%
AIRPORTS
Fraport AG(a)		45,510	4,491,476

HONG KONG	1.1%
WATER
Guangdong Investment Ltd.(a)		1,961,128	3,106,950

		Number of Shares/Units	Value
INDIA	1.8%
DIVERSIFIED	0.6%
Azure Power Global Ltd. (USD)(b)		129,797	$1,719,810

MARINE PORTS	1.2%
Adani Ports & Special Economic Zone Ltd.(a)		621,602	3,417,493

TOTAL INDIA			5,137,303

ITALY	2.7%
COMMUNICATIONS—TOWERS
Infrastrutture Wireless Italiane S.p.A., 144A(a),(c)		966,770	7,656,278

JAPAN	5.2%
ELECTRIC—INTEGRATED ELECTRIC	2.1%
Kyushu Electric Power Co.(a)		491,400	5,934,891

RAILWAYS	3.1%
West Japan Railway Co.(a)		119,600	8,479,253

TOTAL JAPAN			14,414,144

MEXICO	1.8%
ELECTRIC—REGULATED ELECTRIC	0.9%
CFE Capital S de RL de CV(b)		2,206,645	2,312,244

TOLL ROADS	0.9%
OHL Mexico SAB de CV		1,368,798	2,577,978

TOTAL MEXICO			4,890,222

NEW ZEALAND	1.8%
AIRPORTS
Auckland International Airport Ltd.(a)		1,139,142	5,054,834

SPAIN	4.1%
AIRPORTS	3.1%
Aena SME SA, 144A(a),(c)		42,411	8,551,898

TOLL ROADS	1.0%
Ferrovial SA(a)		137,996	2,885,180

TOTAL SPAIN			11,437,078

THAILAND	2.5%
AIRPORTS
Airports of Thailand PCL(a)		3,284,500	6,952,904

UNITED KINGDOM	1.0%
WATER
United Utilities Group PLC(a)		269,107	2,702,563

		Number of Shares/Units	Value
UNITED STATES	53.9%
COMMUNICATIONS—TOWERS	10.3%
American Tower Corp.		88,285	$12,831,342
Crown Castle International Corp.		143,964	15,779,894

			28,611,236

DIVERSIFIED	0.4%
Macquarie Infrastructure Co. LLC		32,281	1,192,137

ELECTRIC	21.7%
INTEGRATED ELECTRIC	7.0%
FirstEnergy Corp.		69,967	2,379,577
NextEra Energy		104,687	17,098,528

			19,478,105

REGULATED ELECTRIC	14.7%
Alliant Energy Corp.		198,118	8,095,101
Edison International		95,239	6,062,915
Great Plains Energy		214,242	6,810,753
PG&E Corp.		78,644	3,454,831
WEC Energy Group		139,526	8,748,280
Xcel Energy		169,999	7,731,555

			40,903,435

TOTAL ELECTRIC			60,381,540

GAS DISTRIBUTION	4.6%
Atmos Energy Corp.		80,639	6,793,029
Southwest Gas Holdings		91,317	6,175,769

			12,968,798

PIPELINES	9.0%
PIPELINES—C-CORP	6.8%
Antero Midstream GP LP		173,841	2,779,718
Cheniere Energy(b)		71,034	3,796,767
Kinder Morgan		543,991	8,192,504
ONEOK		61,500	3,500,580
SemGroup Corp., Class A		35,949	769,309

			19,038,878

PIPELINES—MLP	2.2%
Hess Midstream Partners LP		120,258	2,289,712

		Number of Shares/Units	Value
MPLX LP		115,589	$3,819,061

			6,108,773

TOTAL PIPELINES			25,147,651

RAILWAYS	5.0%
Norfolk Southern Corp.		29,207	3,965,726
Union Pacific Corp.		73,395	9,866,490

			13,832,216

WATER	2.9%
American Water Works Co.		97,616	8,017,203

TOTAL UNITED STATES			150,150,781

TOTAL COMMON STOCK (Identified cost—$241,574,180)			269,813,870

SHORT-TERM INVESTMENTS	1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(d)		4,059,241	4,059,241

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,059,241)			4,059,241

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$245,633,421)	98.3%		273,873,111
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7		4,706,918

NET ASSETS	100.0%		$278,580,029

Glossary of Portfolio Abbreviations

HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 28.9% of the net assets of the Fund, of which 28.9% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)	Non-income producing security.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $16,208,176 or 5.8% of the net assets of the Fund, of which 0.0% are illiquid.
(d)	Rate quoted represents the annualized seven-day yield of the fund.

Sector Breakdown (Based on Net Assets) (Unaudited)

Sector Summary	% of Net Assets
Electric	27.0
Pipelines	14.9
Communications	13.0
Railways	11.7
Airports	9.0
Toll Roads	7.3
Water	6.7
Gas Distribution	4.6
Other	3.2
Diversified	1.4
Marine Ports	1.2

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 29, 2018, there were $73,659,717 of securities transferred from Level 1 to Level 2 which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 29, 2018.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Bermuda	$1,193,250	$1,193,250	$—	$—
Brazil	9,257,540	9,257,540	—	—
Canada	21,989,645	21,989,645	—	—
India	5,137,303	1,719,810	3,417,493	—
Mexico	4,890,222	4,890,222	—	—
United States	150,150,781	150,150,781	—	—
Other Countries	77,195,129	—	77,195,129	—
Short-Term Investments	4,059,241	—	4,059,241	—

Total Investments in Securities(a)	$273,873,111	$189,201,248	$84,671,863	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018